Notes Payable (Details) - Part 2.1 - USD ($)				12 Months Ended
	Sep. 08, 2022	Jul. 14, 2021	Jul. 14, 2021	Dec. 31, 2022	Dec. 31, 2021	May 15, 2020	Apr. 30, 2020
Notes Payable (Details) - Part 2.1 [Line Items]
Net loan proceeds		$ 1,948,234
Capitalized amount				$ 20,000
Interest charges				$ 4,134	$ 23,727	$ 1,653,859	$ 347,661
Proceeds from Subordinated Short-term Debt	$ 500,000
SG DevCorp [Member]
Notes Payable (Details) - Part 2.1 [Line Items]
Principal amount		$ 2,000,000	$ 2,000,000
SGB Development Corp. [Member]
Notes Payable (Details) - Part 2.1 [Line Items]
Short-term note term			1 year
Notes Payable [Member]
Notes Payable (Details) - Part 2.1 [Line Items]
Interest rate		12.00%	12.00%
Notes Payable, Other Payables [Member]
Notes Payable (Details) - Part 2.1 [Line Items]
Prepayment penalty due, percentage		0.50%